ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2013	2012
Vessel operating expenses	1,959	1,478
Administrative expenses	799	966
Interest expense	11,074	10,132
	13,832	12,576